Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2013
Prospectus

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Cornerstone Investment Partners, LLC (Cornerstone) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

John Campbell, CFA, Chief Investment Officer (lead portfolio manager), Dean Morris, CFA (senior portfolio manager), Rick Van Nostrand, CFA (senior portfolio manager), and Cameron Clement, CFA (portfolio manager) have managed Cornerstone's portion of the fund's assets since September 2013.

The following information replaces the biographical information for Lawrence Rakers found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew Fruhan (co-manager) has managed Pyramis' portion of the fund's assets since December 2013.

The following information supplements existing information found in the "Fund Management" section on page 26.

Cornerstone, at 3438 Peachtree Road NE, Suite 900, Atlanta, Georgia, 30326, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, Cornerstone had approximately $6,681.1 million in discretionary assets under management. Cornerstone provides investment advisory services for the fund.

MMC-13-03  December 16, 2013
1.935070.104

The following information supplements the biographical information found in the "Fund Management" section beginning on page 26.

Cornerstone

John Campbell, CFA, Chief Investment Officer, serves as lead portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Campbell has served as a Chief Investment Officer since 2005.

Dean Morris, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Morris has served as a portfolio manager since 2008.

Rick Van Nostrand, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Van Nostrand has served as a portfolio manager since 2005.

Cameron Clement, CFA, serves as a portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Clement has served as a portfolio manager since 2008.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 28.

Matthew Fruhan serves as portfolio manager for Pyramis' portion of the fund's assets, which he has managed since December 2013. He is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
November 4, 2013
Prospectus

The following information replaces the biographical information for Lawrence Rakers found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Matthew Fruhan (co-manager) has managed Pyramis' portion of the fund's assets since December 2013.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 23.

Matthew Fruhan serves as portfolio manager for Pyramis' portion of the fund's assets, which he has managed since December 2013. He is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

MMC-L-MMC-N-13-01  December 16, 2013
1.9585844.100

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2013
Prospectus

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Cornerstone Investment Partners, LLC (Cornerstone) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

John Campbell, CFA, Chief Investment Officer (lead portfolio manager), Dean Morris, CFA (senior portfolio manager), Rick Van Nostrand, CFA (senior portfolio manager), and Cameron Clement, CFA (portfolio manager) have managed Cornerstone's portion of the fund's assets since September 2013.

The following information replaces the biographical information for Lawrence Rakers found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew Fruhan (co-manager) has managed Pyramis' portion of the fund's assets since December 2013.

The following information supplements existing information found in the "Fund Management" section on page 20.

Cornerstone, at 3438 Peachtree Road NE, Suite 900, Atlanta, Georgia, 30326, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, Cornerstone had approximately $6,681.1 million in discretionary assets under management. Cornerstone provides investment advisory services for the fund.

MMC-F-13-03  December 16, 2013
1.959651.102

The following information supplements the biographical information found in the "Fund Management" section beginning on page 20.

Cornerstone

John Campbell, CFA, Chief Investment Officer, serves as lead portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Campbell has served as a Chief Investment Officer since 2005.

Dean Morris, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Morris has served as a portfolio manager since 2008.

Rick Van Nostrand, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Van Nostrand has served as a portfolio manager since 2005.

Cameron Clement, CFA, serves as a portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Clement has served as a portfolio manager since 2008.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 22.

Matthew Fruhan serves as portfolio manager for Pyramis' portion of the fund's assets, which he has managed since December 2013. He is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.